Share Ownership And Related Party Transactions (Schedule Of Ownership Or Controlling Interest Of Outstanding Common Shares) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Shares owned	55,377,020	52,931,881
A.H. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned	9,204,284	9,200,839
Percentage of Common shares outstanding	16.62%	17.38%
C.D. Del Prado [Member]
Related Party Transaction [Line Items]
Shares owned	132,945	132,945
Percentage of Common shares outstanding	0.24%	0.26%
J.F.M Westendorp [Member]
Related Party Transaction [Line Items]
Shares owned	6,000	6,000
Percentage of Common shares outstanding	0.01%	0.01%
Stichting Administratiekantoor ASMI [Member]
Related Party Transaction [Line Items]
Shares owned	2,142,039	2,142,039
Percentage of Common shares outstanding	3.87%	4.05%